STOCKHOLDERS' EQUITY (DEFICIT) (Details)							3 Months Ended	12 Months Ended
	Jun. 19, 2020 USD ($) shares	Jun. 17, 2020 shares	Jun. 10, 2020 USD ($) shares	Jun. 08, 2020 USD ($) Vote shares	Dec. 17, 2019	Dec. 16, 2019 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 18, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 15, 2019 $ / shares	Sep. 25, 2019 shares	Sep. 24, 2019 shares	Sep. 13, 2019 shares	Jun. 18, 2018 shares
Stockholder's equity (Deficit)
Reverse split		3.494			10	10
Preferred stock, authorized						60,000,000	60,000,000	60,000,000			60,000,000
Preferred stock, par value ( in dollars per share) | $ / shares						$ 0.0001						$ 0.01
Proceeds from issuance of common stock | $								$ 15,000,000
Common stock, authorized	1,708,615	858,615					300,000,000	300,000,000	858,615		300,000,000		30,000,000	20,000,000		858,615
Warrants to purchase shares			1,063,939	335,982
Proceeds from Issuance of Warrants | $			$ 3,700	$ 1,200				$ 4,900
Warrants outstanding								0			839,952
Stock compensation expenses | $				$ 9,432,000
Number of Votes | Vote				1
Dividend paid | $ / shares							$ 0	$ 0
Shares available for issuance	850,000						322,063	270,933		271,949	258,813		10,000,000
Employees
Stockholder's equity (Deficit)
Shares issued for services				430
Cash consideration | $				$ 0
CMO
Stockholder's equity (Deficit)
Shares issued for services				3,106
Cash consideration | $				$ 0
CFO and COO
Stockholder's equity (Deficit)
Shares issued for services	402,000
Cash consideration | $	$ 0
CSIO
Stockholder's equity (Deficit)
Shares issued for services	320,000
Cash consideration | $	$ 0
Series A-1 Preferred Stock
Stockholder's equity (Deficit)
Preferred stock, authorized							24,000,000	24,000,000			24,000,000
Preferred stock, par value ( in dollars per share) | $ / shares								$ 0.0001			$ 0.0001
Series B Preferred Stock
Stockholder's equity (Deficit)
Preferred stock, authorized							16,500,000	16,500,000			14,130,435				14,130,435
Preferred stock, par value ( in dollars per share) | $ / shares								$ 0.0001			$ 0.0001
Warrants to purchase shares								559,969		1,399,921	839,952
Proceeds from Issuance of Warrants | $			$ 3,700	$ 1,200
Warrants outstanding								0